OTHER ASSETS (Details Narrative) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposit	$ 232,000	$ 219,000